Average Annual Total Returns			12 Months Ended	32 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
		Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Schwab International Dividend Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.68%	3.09%
Performance Inception Date		Apr. 29, 2021
Schwab International Dividend Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.89%	2.43%
Schwab International Dividend Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.71%	2.51%
Schwab International Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.28%		8.52%		4.51%
Schwab International Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.55%		7.91%		3.96%
Schwab International Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.50%		6.77%		3.58%
Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.69%		6.45%		3.59%
Schwab International Small-Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.99%		5.85%		2.99%
Schwab International Small-Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.35%		5.07%		2.76%
Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.96%		4.11%		3.01%
Schwab Emerging Markets Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.84%		3.31%		2.32%
Schwab Emerging Markets Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.24%		3.12%		2.28%
Schwab U.S. Broad Market ETF
Prospectus [Line Items]
Average Annual Return, Percent			26.16%		15.10%		11.44%
Schwab U.S. Broad Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			25.69%		14.62%		10.95%
Schwab U.S. Broad Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.74%		12.07%		9.35%
Schwab 1000 Index ETF
Prospectus [Line Items]
Average Annual Return, Percent			26.53%		15.30%	12.12%
Performance Inception Date		Oct. 11, 2017
Schwab 1000 Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.06%		14.83%	11.68%
Schwab 1000 Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.96%		12.24%	9.69%
Schwab U.S. Large-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent			26.86%		15.53%		11.85%
Schwab U.S. Large-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.39%		15.05%		11.36%
Schwab U.S. Large-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.16%		12.43%		9.72%
Schwab U.S. Large-Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			50.12%		19.96%		14.88%
Schwab U.S. Large-Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			49.93%		19.78%		14.63%
Schwab U.S. Large-Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			29.77%		16.28%		12.52%
Schwab U.S. Large-Cap Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.90%		10.31%		8.48%
Schwab U.S. Large-Cap Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.22%		9.56%		7.77%
Schwab U.S. Large-Cap Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.66%		8.05%		6.74%
Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.67%		11.14%		8.85%
Schwab U.S. Mid-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.15%		10.67%		8.39%
Schwab U.S. Mid-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.07%		8.75%		7.09%
Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.54%		10.81%		7.57%
Schwab U.S. Small-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.02%		10.38%		7.13%
Schwab U.S. Small-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.16%		8.49%		5.99%
Schwab U.S. Dividend Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.58%		13.99%		11.03%
Schwab U.S. Dividend Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.67%		13.06%		10.20%
Schwab U.S. Dividend Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.28%		11.08%		8.92%
MSCI EAFE Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent			18.24% [1]	1.68% [1]	8.16% [2]		4.28% [2]
Dow Jones International Dividend 100 Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.74%	3.16%
FTSE Developed ex US Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.06%		8.37%		4.41%
FTSE Developed Small Cap ex US Liquid Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		14.52%		6.29%		3.47%
MSCI Emerging Markets Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		9.83%		3.69%		2.66%
FTSE Emerging Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		8.64%		4.40%		3.22%
Dow Jones U.S. Broad Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			26.15%		15.11%		11.45%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent			26.53%		15.52%	12.32%
Schwab 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent			26.54%		15.35%	12.18%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%		12.03%
Dow Jones U.S. Large-Cap Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			26.86%		15.55%		11.88%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			50.13%		19.99%		14.93%
Dow Jones U.S. Large-Cap Value Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			8.92%		10.35%		8.53%
Dow Jones U.S. Mid-Cap Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			16.65%		11.15%		8.87%
Dow Jones U.S. Small-Cap Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent			18.43%		10.75%		7.52%
Dow Jones U.S. Dividend 100 Index
Prospectus [Line Items]
Average Annual Return, Percent			4.64%		14.08%		11.14%

[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.